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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL 60069
(Address of principal executive offices) (Zip code)

Peter Ross 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2009

Date of reporting period: January 1, 2009 to December 31, 2009

Item 1.	Reports to Stockholders.

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (7/1/09)	Ending Account Value (12/31/09)	Annualized Expense Ratio†	Expenses Paid During Period* (7/1/09 to 12/31/09)
Actual	$1,000.00	$1,000.20	0.29%	$1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.29	1.48

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests. Annualized expense ratio includes 0.03% of expenses associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program (Note 4).
*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$321,617,549
Receivables:
Administration fees (Note 2)	58,756
Due from Hewitt Financial Services LLC (Note 2)	984

Total Assets	321,677,289

LIABILITIES
Payables:
Distribution to shareholders	6,536
Accrued Trustees fees	4,034
Accrued shareholder servicing fees	194,729
Other accrued expenses	101,439

Total Liabilities	306,738

NET ASSETS	$321,370,551

Net assets consist of:
Paid-in capital	$321,375,144
Undistributed net investment income	811
Accumulated net realized loss	(5,404)

NET ASSETS	$321,370,551

Shares outstanding	321,373,423

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2009

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$1,669,428
Expenses(a)	(213,113)

Net investment income allocated from Master Portfolio	1,456,315

FUND EXPENSES (Note 2)
Administration fees	1,672,737
Shareholder servicing fees	761,037
Fund accounting & transfer agent fees	93,331
Legal fees	14,982
Audit fees	22,006
Printing costs	75,011
Registration costs	74,360
Trustees fees	40,987
Treasury’s Guarantee Program fee (Note 4)	92,713

Total fund expenses	2,847,164

Fees reimbursed by Hewitt Associates LLC (Note 2)	(1,601,581)

Total Net Expenses	1,245,583

NET INVESTMENT INCOME	210,732

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	9,258

Net gain on investments	9,258

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$219,990

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $95,599.

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$210,732	$6,056,999
Net realized gain (loss)	9,258	(14,662)

Net increase in net assets resulting from operations	219,990	6,042,337

Distributions to shareholders:
From net investment income	(210,732)	(6,056,999)

Total distributions to shareholders	(210,732)	(6,056,999)

Capital share transactions (Note 3):
Net capital share transactions	(22,334,331)	75,420,363

Net increase (decrease) in net assets resulting from capital share transactions	(22,334,331)	75,420,363

Increase (decrease) in net assets	(22,325,073)	75,405,701
NET ASSETS:
Beginning of year	343,695,624	268,289,923

End of year	$321,370,551	$343,695,624

Undistributed net investment income included in net assets at end of year	$811	$811

The accompanying notes are an integral part of these financial statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year ended Dec. 31, 2009	Year ended Dec. 31, 2008	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 (a)	0.02	0.04	0.04	0.02

Total from investment operations	0.00	0.02	0.04	0.04	0.02

Less distributions from:
Net investment income	0.00 (a)	(0.02)	(0.04)	(0.04)	(0.02)

Total distributions	0.00	(0.02)	(0.04)	(0.04)	(0.02)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.07%	2.00%	4.48%	4.22%	2.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$321,371	$343,696	$268,290	$183,047	$129,465
Ratio of net expenses to average net assets(b)(c)(d)	0.48%	0.96%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses(b)(c)	1.04%	1.05%	1.06%	1.06%	1.15%
Ratio of net investment income to average net assets(b)(c)(d)	0.07%	1.94%	4.38%	4.17%	2.41%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses(b)(c)	(0.49)%	1.85%	4.27%	4.06%	2.21%

(a)	Rounds to less than $0.01.
(b)	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
(c)	Ratios for the year ended December 31, 2009 and December 31, 2008 include 0.03% and 0.01%, respectively, of expenses associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program (Note 4).
(d)	Ratios for the year ended December 31, 2009 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 2).

The accompanying notes are an integral part of these financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund’s investment in its Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under Accounting Standards Codification 820 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices or identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (1.52% of total Master Portfolio assets as of December 31, 2009).

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of December 31, 2009, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 1 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

Federal Income Taxes

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2009.

As of December 31, 2009, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $811 and capital and other losses of $5,404, for net accumulated losses of $4,593.

The tax character of distributions paid during 2009 and 2008 for the Fund were as follows: ordinary income of $210,732 and $6,056,999, respectively.

As of December 31, 2009, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $5,404 expiring in 2016. Such losses may be applied against any net realized taxable gains in the succeeding years or until the expiration date, whichever occurs first. The capital loss carryforwards utilized for the year ended December 31, 2009 amounted to $9,258.

Management has reviewed the tax positions as of December 31, 2009, inclusive of the prior three open tax return years and has determined that no provision for income tax is required in the Fund’s financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

2. Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.95% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%. Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the year ended December 31, 2009, Hewitt Associates reimbursed the Fund $1,601,581 for expenses related to this agreement.

Hewitt Associates and BlackRock Institutional Trust Company, N.A. (“BTC”) have entered into a sub-administration agreement, pursuant to which BTC provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BTC a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

Prior to December 1, 2009, BTC and BFA were known as Barclays Global Investors N.A. and Barclays Global Fund Advisors, Inc., respectively.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS—Continued

3. Capital Share Transactions

As of December 31, 2009, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Year Ended December 31, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	163,219,445	$163,219,445	238,345,209	$238,345,209
Shares issued in reinvestments of dividends	392,385	392,385	6,696,087	6,696,087
Shares redeemed	(185,946,161)	(185,946,161)	(169,620,933)	(169,620,933)

Net increase (decrease)	(22,334,331)	$(22,334,331)	75,420,363	$75,420,363

4. Temporary Guarantee Program for Money Market Funds

During the fiscal year ended December 31, 2009, the Fund participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program sought to guarantee the net asset value of shares of participating money market funds, including the Fund, as of the close of business on September 19, 2008 at $1.00 per share in the event a fund’s net asset value per share fell below $0.995 prior to the expiration of the Program on September 18, 2009. The Fund bore the 0.03% expense of its participation in the Program, which is included under Fund Expenses in the Statement of Operations. The Program ended on September 18, 2009.

5. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through February 24, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Hewitt Series Trust:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hewitt Money Market Fund, the fund comprising Hewitt Series Trust (the “Fund”), at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 24, 2010

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2009. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HEWITT SERIES TRUST

Trustees and Officers Information List (Unaudited)

Disinterested Trustees*

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Don Hunt, 71 C/O Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Director, since July 7, 1998	Retired	Chairman and Director, ADA Business Enterprises, Inc.; Director, Vision III Imaging, Inc.

John Oliverio, 57 C/O Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Director, since July 7, 1998	Chief Executive Officer and Director, Wheaton Franciscan Services, Inc.	Director, Wheaton Franciscan Ministries, Inc.; Director, United Health System; Director, Affinity Health System; Director, All Saints Health System; Director, Covenant Healthcare System; Director, Wheaton Franciscan Services, Inc.

Interested Trustees** and Officers

Name, Address, and Age	Position(s), Date of Election	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Andrea W. Armstrong, 43 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	President since December 2007	Chief Executive Officer, Hewitt Financial Services LLC; Benefits Leader, Hewitt Associates LLC	None

Peter E. Ross, 50 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Secretary and Chief Compliance Officer, since July 7, 1998, and 2004, respectively	Secretary, General Counsel and Chief Compliance Officer, Hewitt Financial Services LLC; Assistant Secretary, Hewitt Associates LLC; Assistant General Counsel, Hewitt Associates LLC	None

Douglas S. Keith, 44 Hewitt Associates 100 Half Day Road Lincolnshire, IL 60069	Treasurer and Chief Financial Officer, since May 2005	Chief Financial Officer, Hewitt Financial Services LLC	None

*	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940.
**	Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, because of his or her affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Fund’s shares.

Each Trustee oversees one fund within the Fund complex.

Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available, without charge, upon request, by calling 1-800-890-3200.

MONEY MARKET MASTER PORTFOLIO

December 31, 2009

Schedule of Investments

Certificates of Deposit	Par (000)	Value
Yankee (a)
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.25%, 1/28/10	$75,000	$75,000,281
0.28%, 3/08/10	225,000	225,002,061
0.32%, 12/13/10	77,600	77,600,000
Bank of Nova Scotia, Houston:
0.21%, 1/14/10	80,000	80,000,000
0.20%, 2/12/10	46,000	46,000,000
0.17%, 2/25/10	65,000	65,000,000
0.26%, 5/24/10	135,000	134,994,627
Bank of Nova Scotia, New York,
0.30%, 6/15/10	82,000	81,999,999
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.20%, 2/16/10	100,000	100,000,000
0.24%, 2/16/10	72,000	72,000,460
0.21%, 2/26/10	12,500	12,500,194
Barclays Bank Plc, New York,
0.30%, 6/11/10	135,000	135,000,000
BNP Paribas S.A., New York,
0.22%, 2/22/10	200,000	200,000,000
BNP Paribas S.A., San Francisco,
0.46%, 1/22/10	100,000	100,000,000
BNP Paribas, New York,
0.22%, 2/16/10	50,000	50,000,000
Calyon, New York:
0.46%, 2/22/10	115,000	115,000,000
0.31%, 3/29/10	75,000	75,000,000
DNB NOR Bank ASA, New York,
0.26%, 5/17/10	200,000	200,000,000
KBC Bank N.V., New York,
0.35%, 2/18/10	58,000	58,000,000

Certificates of Deposit	Par (000)	Value
Lloyds TSB Bank Plc, New York:
0.20%, 2/16/10	$150,000	$150,000,000
0.25%, 4/19/10	200,000	200,000,000
Nordea Bank Finland Plc, New York,
0.19%, 2/12/10	65,000	65,000,000
Rabobank N.A.:
0.22%, 1/13/10	40,000	39,999,933
0.37%, 2/22/10	325,000	325,000,000
Rabobank Nederland N.V., New York,
0.20%, 3/18/10	75,000	75,000,000
Royal Bank of Canada, New York,
0.30%, 3/29/10	250,000	250,000,000
Royal Bank of Scotland Plc, Connecticut:
0.27%, 1/15/10	20,000	20,000,039
0.27%, 1/29/10	65,000	65,000,000
Societe Generale, New York:
0.24%, 1/11/10	40,000	40,000,000
0.23%, 1/13/10	40,000	40,000,133
0.24%, 1/13/10	15,000	15,000,000
0.25%, 1/22/10	50,000	50,000,000
0.20%, 2/16/10	40,000	40,000,511
0.23%, 3/15/10	40,000	40,000,811
0.24%, 4/15/10	253,000	253,000,000
Svenska Handelsbanken, New York,
0.26%, 3/08/10	145,000	145,001,328
Toronto Dominion Bank, New York:
0.42%, 3/15/10	80,000	80,003,236
0.65%, 4/15/10	95,000	95,076,561
UBS A.G., Stamford,
0.19%, 3/30/10	60,000	60,000,000

Total Certificates of Deposit—18.7%		3,951,180,174

MONEY MARKET MASTER PORTFOLIO

December 31, 2009

Schedule of Investments—Continued

Commercial Paper (b)	Par (000)	Value
Alpine Securitization Corp.,
0.20%, 1/14/10 (c)	$120,000	$119,991,334
Amstel Funding Corp.,
0.90%, 1/22/10 (c)	133,300	133,230,017
Amsterdam Funding Corp.:
0.28%, 1/05/10 (c)	19,000	18,999,409
0.23%, 2/02/10 (c)	61,000	60,987,529
Atlantic Asset Securities Corp.:
0.24%, 1/04/10 (c)	37,000	36,999,260
0.24%, 1/11/10 (c)	25,000	24,998,334
0.24%, 1/14/10 (c)	30,000	29,997,400
0.17%, 1/15/10 (c)	40,000	39,997,356
Australia and New Zealand Banking Group Ltd.:
0.21%, 4/15/10 (c)	118,000	117,928,413
0.27%, 5/27/10 (c)	110,000	109,879,550
Banco Bilbao Vizcaya Argentaria S.A., London:
0.26%, 3/10/10 (c)	90,000	89,955,800
0.26%, 3/12/10 (c)	70,000	69,964,611
0.27%, 3/16/10 (c)	97,000	96,946,165
Barton Capital Corp.:
0.25%, 1/05/10 (c)	25,000	24,999,305
0.30%, 1/06/10 (c)	47,050	47,048,039
0.25%, 1/11/10 (c)	20,000	19,998,611
0.25%, 1/12/10 (c)	35,000	34,997,327
0.23%, 1/13/10 (c)	18,000	17,998,620
0.25%, 1/19/10 (c)	71,000	70,991,125
0.25%, 1/20/10 (c)	133,054	133,036,445
0.25%, 1/21/10 (c)	30,000	29,995,833
0.26%, 2/03/10 (c)	12,046	12,043,129
0.26%, 2/04/10 (c)	40,000	39,990,178
BNP Paribas Finance, Inc.:
0.46%, 1/11/10	150,000	149,980,875
0.23%, 1/13/10	15,000	14,998,850
BPCE S.A.,
0.26%, 3/01/10 (c)	40,000	39,983,283
Bryant Park Funding LLC,
0.19%, 1/15/10 (c)	100,000	99,992,611

Commercial Paper (b)	Par (000)	Value
CAFCO LLC:
0.26%, 1/11/10 (c)	$22,000	$21,998,411
0.26%, 1/14/10 (c)	40,000	39,996,245
0.26%, 1/15/10 (c)	65,000	64,993,427
0.27%, 1/21/10 (c)	22,000	21,996,700
0.27%, 1/27/10 (c)	51,875	51,864,884
0.24%, 2/08/10 (c)	8,125	8,122,942
Cancara Asset Securitisation LLC:
0.30%, 1/13/10 (c)	70,000	69,993,000
0.24%, 1/22/10 (c)	5,000	4,999,300
0.26%, 2/22/10 (c)	75,000	74,971,833
0.26%, 3/10/10 (c)	150,000	149,926,333
CBA (Delaware) Finance, Inc.:
0.21%, 2/16/10	50,000	49,986,903
0.19%, 2/25/10	165,000	164,952,715
0.30%, 3/18/10	85,000	84,946,166
0.31%, 3/22/10	70,000	69,951,778
Chariot Funding LLC,
0.17%, 1/21/10 (c)	51,000	50,995,183
Charta LLC:
0.26%, 1/06/10 (c)	15,000	14,999,458
0.26%, 1/12/10 (c)	100,000	99,992,055
0.25%, 1/13/10 (c)	50,000	49,995,833
0.25%, 1/14/10 (c)	12,000	11,998,916
0.25%, 1/15/10 (c)	50,000	49,995,139
0.26%, 1/19/10 (c)	40,000	39,994,800
0.25%, 1/20/10 (c)	60,000	59,992,084
0.25%, 1/21/10 (c)	65,000	64,990,972
Citibank Credit Card Issuance Trust:
0.23%, 1/04/10 (c)	110,000	109,997,892
0.33%, 1/04/10 (c)	99,000	98,997,277
0.28%, 1/07/10 (c)	82,000	81,996,174
0.23%, 2/02/10 (c)	50,000	49,989,778
0.25%, 2/25/10 (c)	40,000	39,984,722
Citibank Omni Master Trust,
0.55%, 1/04/10 (c)	64,098	64,095,062
CRC Funding LLC:
0.26%, 1/14/10 (c)	60,000	59,994,366
0.27%, 1/15/10 (c)	40,000	39,995,800

MONEY MARKET MASTER PORTFOLIO

December 31, 2009

Schedule of Investments—Continued

Commercial Paper (b)	Par (000)	Value
Danske Corp.—GTD:
0.19%, 2/16/10 (c)	$50,000	$49,987,861
0.19%, 2/19/10 (c)	100,000	99,974,139
Dexia Delaware LLC,
0.29%, 1/22/10	400,000	399,932,333
DNB NOR Bank ASA:
0.23%, 1/11/10	50,000	49,996,805
0.28%, 1/14/10	175,000	174,982,305
0.34%, 3/11/10	50,000	49,967,416
Edison Asset Securitization LLC:
0.25%, 1/04/10 (c)	40,000	39,999,167
0.21%, 2/22/10 (c)	16,000	15,995,147
Enterprise Funding LLC:
0.21%, 2/02/10 (c)	23,000	22,995,707
0.24%, 2/17/10 (c)	40,044	40,031,453
Falcon Asset Securitization Co. LLC,
0.17%, 1/21/10 (c)	70,053	70,046,384
Gemini Securitization Corp. LLC:
0.20%, 1/15/10 (c)	35,000	34,997,278
0.22%, 2/11/10 (c)	25,000	24,993,736
General Electric Capital Corp.:
0.23%, 1/04/10	115,000	114,997,796
0.23%, 2/23/10	120,000	119,959,367
0.24%, 2/23/10	100,000	99,964,667
0.21%, 3/02/10	30,000	29,989,500
0.25%, 3/04/10	250,000	249,892,361
Govco LLC:
0.25%, 1/11/10 (c)	20,000	19,998,611
0.26%, 1/25/10 (c)	150,000	149,974,000
0.23%, 2/17/10 (c)	25,900	25,892,223
ING US Funding LLC,
0.20%, 2/16/10	165,000	164,957,833
Intesa Funding LLC:
0.22%, 2/08/10	135,000	134,968,650
0.18%, 2/16/10	65,000	64,985,050
0.20%, 2/16/10	20,000	19,994,889
0.21%, 4/19/10	125,000	124,921,250

Commercial Paper (b)	Par (000)	Value
Jupiter Securitization Co. LLC:
0.17%, 1/15/10 (c)	$110,000	$109,992,728
0.17%, 1/19/10 (c)	141,900	141,887,938
Kitty Hawk Funding Corp.:
0.19%, 1/15/10 (c)	34,000	33,997,488
0.24%, 2/08/10 (c)	75,000	74,981,000
0.19%, 2/10/10 (c)	40,000	39,991,555
LMA Americas LLC:
0.24%, 1/19/10 (c)	26,000	25,996,880
0.19%, 1/22/10 (c)	60,000	59,993,350
0.19%, 1/25/10 (c)	100,000	99,987,333
Matchpoint Master Trust,
0.23%, 1/06/10 (c)	30,000	29,999,042
Mont Blanc Capital Corp.,
0.21%, 3/12/10 (c)	55,000	54,977,542
National Australia Funding Delaware, Inc.,
0.18%, 2/17/10 (c)	50,000	49,988,250
National Bank of Canada,
0.19%, 2/22/10	55,000	54,984,906
Nordea North America, Inc.:
0.25%, 1/25/10	25,000	24,995,833
0.31%, 3/15/10	150,000	149,905,709
Old Line Funding LLC:
0.23%, 1/12/10 (c)	70,000	69,995,080
0.20%, 2/16/10 (c)	50,583	50,570,073
0.19%, 2/22/10 (c)	35,000	34,990,394
Rabobank USA Financial Corp.,
0.22%, 3/18/10	140,000	139,934,978
Ranger Funding Co. LLC:
0.25%, 1/08/10 (c)	51,038	51,035,519
0.24%, 1/12/10 (c)	80,000	79,994,133
0.25%, 2/02/10 (c)	25,047	25,041,434
0.24%, 2/18/10 (c)	60,000	59,980,800
RBS Holdings USA, Inc.:
0.40%, 1/05/10 (c)	75,000	74,996,666
0.30%, 2/01/10 (c)	73,000	72,981,141
0.19%, 2/16/10 (c)	30,000	29,992,717

MONEY MARKET MASTER PORTFOLIO

December 31, 2009

Schedule of Investments—Continued

Commercial Paper (b)	Par (000)	Value
Santander Central Hispano Finance Delaware, Inc.:
0.50%, 1/14/10	$236,000	$235,957,389
0.45%, 1/22/10	50,000	49,986,875
Scaldis Capital LLC:
0.30%, 3/01/10 (c)	20,000	19,990,167
0.26%, 3/11/10 (c)	50,000	49,975,083
Societe Generale North America, Inc.:
0.24%, 3/01/10	75,000	74,970,500
0.34%, 3/24/10	150,000	149,883,834
Solitaire Funding LLC:
0.40%, 1/11/10 (c)	100,000	99,988,889
0.32%, 1/27/10 (c)	50,000	49,988,625
Straight-A Funding LLC:
0.18%, 2/02/10 (c)	37,500	37,494,000
0.18%, 2/03/10 (c)	25,035	25,030,869
0.18%, 2/04/10 (c)	55,000	54,990,650
0.20%, 2/08/10 (c)	33,000	32,993,033
0.20%, 2/16/10 (c)	45,068	45,056,483
0.18%, 2/17/10 (c)	25,000	24,994,125
0.19%, 2/18/10 (c)	45,000	44,988,600
0.18%, 2/22/10 (c)	60,000	59,984,400
Swedish Export Credit Corp.,
0.30%, 3/29/10	40,000	39,971,000
Tempo Finance Corp.:
0.30%, 1/04/10 (c)	30,000	29,999,250
0.29%, 1/05/10 (c)	45,000	44,998,550
0.26%, 2/02/10 (c)	50,000	49,988,444
Thames Asset Global Securitization No. 1, Inc.:
0.24%, 1/29/10 (c)	32,641	32,634,907
0.24%, 2/16/10 (c)	40,000	39,987,734
0.18%, 2/24/10 (c)	38,000	37,989,740
Thunder Bay Funding LLC,
0.19%, 1/14/10 (c)	40,000	39,997,256
Thunder Bay Funding, Inc.:
0.24%, 1/06/10 (c)	40,593	40,591,647
0.24%, 1/13/10 (c)	20,000	19,998,400

Commercial Paper (b)	Par (000)	Value
Ticonderoga Funding LLC:
0.31%, 1/06/10 (c)	$15,018	$15,017,353
0.25%, 2/17/10 (c)	30,000	29,990,208
Toyota Credit Canada, Inc:
0.25%, 1/21/10	100,000	99,986,111
0.27%, 2/26/10	50,000	49,979,000
Toyota Motor Credit Corp.:
0.17%, 1/19/10	90,000	89,992,350
0.18%, 2/22/10	100,000	99,974,000
0.24%, 4/14/10	95,000	94,934,767
Tulip Funding Corp.:
0.25%, 1/07/10 (c)	38,000	37,998,417
0.25%, 1/14/10 (c)	20,800	20,798,122
UniCredit Bank Ireland PLC,
0.32%, 3/02/10 (c)	50,000	49,973,333
Westpac Banking Corp.:
0.27%, 1/11/10 (c)	50,000	49,996,250
0.35%, 4/14/10 (c)	200,000	199,799,722
Westpac Securities NZ Ltd.:
0.23%, 1/11/10 (c)	50,000	49,996,805
0.25%, 2/16/10 (c)	25,000	24,992,014
0.21%, 3/03/10 (c)	60,000	59,978,650
Windmill Funding Corp.:
0.28%, 1/08/10 (c)	31,000	30,998,312
0.23%, 2/01/10 (c)	164,000	163,967,519
0.25%, 2/01/10 (c)	47,000	46,989,882
Yorktown Capital LLC:
0.25%, 1/05/10 (c)	4,256	4,255,882
0.26%, 1/05/10 (c)	31,671	31,670,086
0.23%, 1/19/10 (c)	12,018	12,016,618
0.26%, 2/02/10 (c)	140,858	140,825,446
0.26%, 2/04/10 (c)	74,862	74,843,617
0.23%, 2/08/10 (c)	65,000	64,984,220
0.26%, 2/08/10 (c)	148,386	148,345,277
0.24%, 2/17/10 (c)	25,000	24,992,167

Total Commercial Paper—50.8%		10,737,950,552

MONEY MARKET MASTER PORTFOLIO

December 31, 2009

Schedule of Investments—Continued

Corporate Notes (d)	Par (000)	Value
Lloyds TSB Bank Plc, New York,
0.23%, 1/06/10	$75,000	$75,000,000
Societe Generale, New York,
0.38%, 2/05/10	110,000	110,000,000

Total Corporate Notes—0.9%		185,000,000

Time Deposits
Banco Santander S.A.:
0.35%, 1/04/10	100,000	100,000,000
0.27%, 1/29/10	15,000	15,000,000
Citibank N.A.,
0.04%, 1/04/10	160,000	160,000,000
ING Bank N.V.:
0.30%, 1/07/10	90,000	90,000,000
0.30%, 1/08/10	75,000	75,000,000
State Street Corp.,
0.13%, 1/04/10	129,420	129,419,775

Total Time Deposits—2.7%		569,419,775

U.S. Government Sponsored Agency Obligations
Fannie Mae,
3.00%, 7/12/10	150,000	152,163,024
Federal Farm Credit Bank Variable Rate Notes,
0.61%, 5/12/10 (d)	30,000	30,000,000
Federal Home Loan Bank,
0.32%, 1/20/10	150,000	149,998,652
Federal Home Loan Bank Discount Notes (b):
0.31%, 1/06/10	24,450	24,448,947
0.31%, 1/13/10	31,000	30,996,796
0.31%, 1/20/10	50,000	49,991,820
Federal Home Loan Bank Variable Rate Notes (d):
0.61%, 4/07/10	75,000	75,000,000
0.31%, 6/01/10	110,000	110,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes (b):
0.31%, 1/11/10	$178,275	$178,259,649
0.30%, 1/19/10	25,400	25,396,191
0.34%, 2/02/10	200,000	199,939,554
0.24%, 3/08/10	50,000	49,978,000
0.25%, 3/15/10	50,000	49,974,653
0.25%, 3/23/10	150,000	149,915,624
0.26%, 3/23/10	173,088	172,988,691
0.25%, 7/12/10	100,000	99,866,666

Total U.S. Government Sponsored Agency Obligations—7.3%		1,548,918,267

U.S. Treasury Obligations (b)
U.S. Treasury Bills:
0.28%, 1/14/10	300,000	299,969,668
0.29%, 1/21/10	75,000	74,987,917

Total U.S. Treasury Obligations—1.8%		374,957,585

Repurchase Agreements
Banc of America Securities LLC Tri-Party 0.24%, dated 12/31/09, due 1/4/10, maturity value $700,018,667 (collateralized by non-U.S. government debt securities, value $735,000,000, 0.00% to 5.64%, 4/15/13 to 2/25/45).	700,000	700,000,000
BNP Paribas Securities Corp. Tri-Party 0.21%, dated 12/31/09, due 1/4/10, maturity value $585,013,650 (collateralized by non-U.S. government debt securities, value $602,550,000, 4.95% to 12.00%, 4/15/10 to 5/15/27).	585,000	585,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2009

Schedule of Investments—Continued

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets Holding Inc. Tri-Party 0.26%, dated 12/31/09, due 1/4/10, maturity value $115,003,322 (collateralized by U.S. government obligations, value $118,450,000, 1.19% to 5.25%, 3/25/27 to 8/25/39).	$115,000	$115,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.46%, dated 12/31/09, due 1/4/10, maturity value $80,004,089 (collateralized by U.S. government obligations, value $82,400,000, 1.19% to 5.25%, 3/25/27 to 8/25/39).	80,000	80,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.50%, dated 12/31/09, due 1/7/10, maturity value $250,024,306 (collateralized by U.S. government obligations, value $257,500,000, 1.19% to 5.25%, 3/25/27 to 8/25/39).	250,000	250,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.56%, dated 12/31/09, due 1/4/10, maturity value $250,015,556 (collateralized by non-U.S. government debt securities, value $323,928,810, 0.00% to 8.00%, 6/15/10 to 6/1/46).	250,000	250,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs Group Inc. (The) Tri-Party 0.40%, dated 12/31/09, due 3/15/10, maturity value $50,041,111 (collateralized by non-U.S. government debt securities, value $52,500,001, 0.00% to 6.72%, 11/15/10 to 1/1/49).	$50,000	$50,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.42%, dated 12/31/09, due 2/16/10, maturity value $60,032,900 (collateralized by non-U.S. government debt securities, value $63,000,000, 0.00% to 8.50%, 8/25/34 to 9/15/39).	60,000	60,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.47%, dated 12/31/09, due 2/17/10, maturity value $40,025,067 (collateralized by non-U.S. government debt securities, value $42,000,001, 3.24% to 5.65%, 12/1/20 to 4/1/39).	40,000	40,000,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2009

Schedule of Investments—Continued

Repurchase Agreements	Par (000)	Value
Greenwich Capital Markets Tri-Party 0.21%, dated 12/31/09, due 1/4/10, maturity value $425,009,917 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $482,622,829, 0.00% to 14.21%, 4/15/12 to 12/10/49).	$425,000	$425,000,000
Greenwich Capital Markets Tri-Party 0.21%, dated 12/31/09, due 1/4/10, maturity value $50,001,167 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $56,779,156, 0.00% to 14.21%, 4/15/12 to 12/10/49).	50,000	50,000,000
HSBC Securities (USA) Inc. Tri-Party 0.14%, dated 12/31/09, due 1/4/10, maturity value $100,001,556 (collateralized by non-U.S. government debt securities, value $103,956,045, 0.00% to 10.75%, 3/15/10 to 12/30/49).	100,000	100,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities Inc. Tri-Party 0.00%, dated 12/31/09, due 1/4/10, maturity value $150,000,000 (collateralized by U.S. government obligations, value $153,004,908, 0.88% to 4.13%, 8/15/10 to 4/30/11).	$150,000	$150,000,000
JPMorgan Securities Inc. Tri-Party 0.41%, dated 12/31/09, due 1/4/10, maturity value $370,016,856 (collateralized by non-U.S. government debt securities, value $386,504,082, 0.00% to 6.95%, 5/7/10 to 11/15/36).	370,000	370,000,000
Morgan Stanley Tri-Party 0.00%, dated 12/31/09, due 1/4/10, maturity value $238,333,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $253,853,966, 0.00% to 10.18%, 1/4/10 to 6/11/50).	238,333	238,333,000

MONEY MARKET MASTER PORTFOLIO

December 31, 2009

Schedule of Investments—Continued

Repurchase Agreements	Par (000)	Value
Morgan Stanley Tri-Party 0.38%, dated 12/31/09, due 3/1/10, maturity value $75,047,500 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $79,884,227, 0.00% to 10.18%, 1/4/10 to 6/11/50).	$75,000	$75,000,000
Morgan Stanley Tri-Party 0.73%, dated 12/31/09, due 3/1/10, maturity value $100,121,667 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $106,512,303, 0.00% to 10.18%, 1/4/10 to 6/11/50).	100,000	100,000,000
RBS Securities Inc. Tri-Party 0.00%, dated 12/31/09, due 1/4/10, maturity value $125,000,000 (collateralized by U.S. government obligations, value $127,503,089, 0.00% to 5.45%, 4/28/10 to 4/23/29).	125,000	125,000,000

Total Repurchase Agreements—17.8%		3,763,333,000

Total Investments—100.0% (Cost: $21,130,759,353*)		21,130,759,353
Other Assets in Excess of Liabilities—0.0%		3,988,175

Net Assets—100.0%		$21,134,747,528

GTD   Guaranty

*	Cost for federal income tax purposes.
(a)	Issuer is a U.S. branch of a foreign domiciled bank.
(b)	Rate shown reflects the discount rate at the time of purchase.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

December 31, 2009

Schedule of Investments—Concluded

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Investments in Securities Assets
Level 1	—
Level 2[1]	$21,130,759,353
Level 3	—

Total	$21,130,759,353

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

December 31, 2009

Portfolio Information

Portfolio Composition	Percent of Net Assets
Commercial Paper	50%
Certificates of Deposit	19
Repurchase Agreements	18
U.S. Government Sponsored Agency Obligations	7
Time Deposits	3
U.S. Treasury Obligations	2
Corporate Notes	1

Total	100%

This table is not part of the financial statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

ASSETS
Investments at value - unaffiliated[1]	$17,367,426,353
Repurchase agreements - unaffiliated[2]	3,763,333,000
Interest receivable	5,284,092

Total Assets	21,136,043,445

LIABILITIES
Investment advisory fees payable	1,278,543
Professional fees payable	17,374

Total Liabilities	1,295,917

NET ASSETS	$21,134,747,528

[1] Investments at cost - unaffiliated	$17,367,426,353

[2] Repurchase agreements at cost - unaffiliated	$3,763,333,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Year Ended December 31, 2009

INVESTMENT INCOME
Income	$134,272,873

EXPENSES
Investment advisory	24,634,644
Professional	89,203
Independent Trustees	227,787

Total expenses	24,951,634
Less expense reductions	(7,720,549)

Total expenses after expense reductions	17,231,085

NET INVESTMENT INCOME	117,041,788

REALIZED GAIN
Net realized gain from investments	780,894

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,822,682

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2009	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$117,041,788	$908,661,601
Net realized gain (loss)	780,894	(1,344,806)

Net increase in net assets resulting from operations	117,822,682	907,316,795

Capital transactions:
Proceeds from contributions	130,222,744,339	50,941,712,613
Value of withdrawals	(131,694,780,219)	(60,852,472,460)

Net decrease in net assets derived from capital transactions	(1,472,035,880)	(9,910,759,847)

NET ASSETS:
Total decrease in net assets	(1,354,213,198)	(9,003,443,052)
Beginning of year	22,488,960,726	31,492,403,778

End of year	$21,134,747,528	$22,488,960,726

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2009	2008		2007	2006	2005
Total Investment Return
Total investment return	0.48%	2.90	%(1)	5.40%	5.13%	3.28%

Ratios to Average Net Assets
Total expenses	0.10%	0.10%		0.10%	0.10%	0.10%

Total expenses after expense reductions	0.07%	0.07%		0.07%	0.08%	0.05%

Net investment income	0.48%	2.88%		5.23%	4.99%	3.27%

Supplemental Data:
Net assets, end of year (000)	$21,134,748	$22,488,961		$31,492,404	$6,924,965	$6,302,583

(1)	For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company organized as a Delaware statutory trust. The financial statements and these accompanying notes relate only to Money Market Master Portfolio (the “Master Portfolio”). The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation of Investments: The Master Portfolio’s securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master Portfolio may enter into repurchase agreements with banks and securities dealers. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system, held in a segregated account by the Master Portfolio’s custodian, or delivered to an agent bank under a tri-party agreement. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and cost in liquidating the collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master Portfolio amortizes all premiums and discounts on debt securities.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master Portfolio files U.S. federal and state tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns remains open for the years ended December 31, 2006 through December 31, 2009.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance,

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS—Continued

and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Master Portfolio’s financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Master Portfolio’s financial statements and disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in Barclays Global Investors, N.A. (“BGI”) and affiliated companies to BlackRock, Inc. (“BlackRock”) (the “Transaction”). BGI was renamed BlackRock Institutional Trust Company, N.A. (“BTC”) and is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Under the 1940 Act and upon completion of the Transaction on December 1, 2009, MIP’s investment advisory agreement with Barclays Global Fund Advisors (“BGFA”) was automatically terminated. The Board and investors of the Master Portfolio approved a new investment advisory agreement with BlackRock Fund Advisors (formerly BGFA) (“BFA”). The investment advisory fee rate for the Master Portfolio remained the same after the Transaction.

Pursuant to the investment advisory agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. BFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio as compensation for investment advisory services. BFA has contractually agreed to waive a portion of its advisory fees through December 1, 2011. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BFA may waive an additional portion of its investment advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS—Concluded

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses. These contractual credits are effective through December 1, 2011.

For the year ended December 31, 2009, BGFA and BFA waived and/or credited investment advisory fees of $7,720,549 for the Money Market Master Portfolio.

MIP has entered into an administration services arrangement with BTC, which has agreed to provide general administration services. BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio. BTC may delegate certain of its administration duties to sub-administrators.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Market, Credit and Concentration Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Master Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

Certain affiliates indirectly invest in the Master Portfolio through the SL Agency Shares of BlackRock Cash Funds: Institutional, an affiliated money market fund. As of December 31, 2009, these affiliated investors represent a significant portion of the net assets of the Master Portfolio.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through February 24, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 24, 2010

MONEY MARKET MASTER PORTFOLIO

PROXY RESULTS

Proxy Results

A Special Meeting of Interestholders was held on November 20, 2009 for investors of record on September 30, 2009, to elect a Board of Trustees of the Trust and to approve a new investment advisory agreement between BFA and MIP, on behalf of the Master Portfolio. Each vote represents one dollar of value of interests outstanding on the record date.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	38,494,117,194	21,217,012
Richard S. Davis	38,494,578,433	20,755,773
Ronald W. Forbes	38,493,655,954	21,678,251
Henry Gabbay	38,493,655,954	21,678,251
Dr. Matina Horner	38,494,117,194	21,217,012
Rodney D. Johnson	38,494,578,433	20,755,773
Herbert I. London	38,493,655,954	21,678,251
Cynthia A. Montgomery	38,490,888,518	24,445,688
Joseph P. Platt, Jr.	38,493,655,954	21,678,251
Robert C. Robb, Jr.	38,494,578,433	20,755,773
Toby Rosenblatt	38,495,039,672	20,294,533
Kenneth L. Urish	38,494,578,433	20,755,773
Frederick W. Winter	38,493,655,954	21,678,251

Approved the new investment advisory agreement as follows:

	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes **
Money Market Master Portfolio	21,112,924,990	—	2,805,682	248,594,145

*	Denotes Trust-wide proposal and voting results.
**	Broker non-votes are proxies received by the Master Portfolio from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

On December 1, 2009, BlackRock, Inc. (“BlackRock”) completed a transaction whereby it acquired from Barclays Bank PLC (“Barclays”) the interests in BlackRock Fund Advisors (“BFA”), formerly known as Barclays Global Fund Advisors, and certain affiliated companies, including BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A. (the “Transaction”).

Prior to the Transaction, BFA served as the investment advisor to the Master Portfolio pursuant to an investment advisory agreement with MIP (the “Previous Advisory Agreement”). Under the 1940 Act, the Transaction resulted in the automatic termination of the Previous Advisory Agreement. In order for the management of the Master Portfolio to continue uninterrupted, the Board of Trustees of MIP (the “Board”) approved interim and new investment advisory agreements (the “New Advisory Agreement”) with MIP, the latter of which was subsequently approved by the Master Portfolio’s investors.

BOARD CONSIDERATIONS IN APPROVING THE NEW ADVISORY AGREEMENT

At the in-person meeting held on September 3, 2009, after consideration of the factors discussed below, the Board of Trustees of MIP, including a majority of the Independent Trustees, unanimously approved the New Advisory Agreement between BFA and MIP, on behalf of the Master Portfolio after consideration of all factors determined to be relevant to the Board’s deliberations, including those discussed below.

The Approval Process – At in-person meetings held on July 30, August 11 and September 3, 2009, the Board, including the Independent Trustees, discussed the Transaction and the New Advisory Agreement for MIP.

In preparation for their consideration of the New Advisory Agreement, the Trustees received, in response to a written due diligence request prepared by the Board and its independent legal counsel and provided to BlackRock, BTC and BFA, comprehensive written information covering a range of issues and received, in response to their additional requests, further information in advance of and at the September 3, 2009 in-person Board meeting. To assist the Board in its consideration of the New Advisory Agreement, BlackRock provided materials and information about itself, including its history, management, investment, risk management and compliance capabilities and processes, and financial condition and BFA provided materials and information about the Transaction. In addition, the Independent Trustees consulted with their independent legal counsel and fund counsel on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations.

In considering the New Advisory Agreement, the Board, including the Independent Trustees, took into account, as it deemed relevant, the fact that on March 18-19, 2009, it had performed a full annual review of the Previous Advisory Agreement. At that time, the Board unanimously approved the selection of BFA and the continuance of the Previous Advisory Agreement based on its review of qualitative and quantitative information provided by BFA. In selecting BFA and approving the Previous Advisory Agreement for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent legal counsel, considered the nature, extent and quality of services provided by BFA, the Master Portfolio’s expenses and performance, costs of services provided to the Master Portfolio and profits realized by BFA and its affiliates, economies of scale, fees and services provided for other comparable funds or accounts by BFA and its affiliates and other benefits to BFA and/or its affiliates.

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT—Continued

At the July, August and September 2009 Board meetings, the Trustees discussed with representatives of BTC, BFA and/or BlackRock the management, investment, risk management and compliance capabilities and processes, and financial condition of BlackRock, the Transaction and its rationale, and BlackRock’s general plans and intentions regarding BFA and the Master Portfolio. At these Board meetings, representatives of BTC, BFA and/or BlackRock made various presentations to, and responded to questions from, the Board. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of BFA in connection with the Transaction, including the anticipated senior management structure of BFA and portfolio management personnel for the Master Portfolio following the completion of the Transaction. The Independent Trustees also conferred separately and with their independent legal counsel about the Transaction and other matters related to the Transaction on a number of occasions. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive sessions with their independent legal counsel at the July, August and September 2009 Board meetings to consider the Transaction, its expected impact on BFA, the Master Portfolio and its investors, and the New Advisory Agreement.

In connection with the Board’s review of the New Advisory Agreement, BTC, BFA and/or BlackRock, as applicable, provided the Board with information about a variety of matters. The Board considered, among other things, the following information:

•

that BFA and BlackRock have no present intention to alter the advisory fee rate and expense arrangements currently in effect for the Master Portfolio for a period of two years from the date of the closing of the Transaction;

•	the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of the combined company;

•

that the Master Portfolio may benefit from having direct access to BlackRock’s technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions® brand name;

•	that the Master Portfolio will have access to greater distribution resources through BlackRock’s relationships with third party brokers and retirement plan platforms;

•

that there is not expected to be any diminution in the nature, quality and extent of services provided to the Master Portfolio and its investors by BFA, including portfolio management and compliance services;

•	that it is expected that substantially all of the current employees of BFA will remain employees of BFA and will continue to provide services to the Master Portfolio following the Transaction;

•

that BlackRock has agreed to conduct its business after the closing of the Transaction in compliance with the conditions of Section 15(f) of the 1940 Act in relation to the Master Portfolio which, among other requirements, requires that no “unfair burden” be imposed for a period of two years following the closing;

•

that Barclays or one of its affiliates has agreed to pay: (i) all costs of the Master Portfolio in connection with the consideration by the Board of the New Advisory Agreement; and (ii) all costs of seeking approval of the New Advisory Agreement by Master Portfolio investors; and

•

that Barclays and BlackRock would derive benefits from the Transaction and that, as a result, they may have a different financial interest in the matters that were being considered than do Master Portfolio investors.

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT—Continued

In approving BFA as adviser, approving the New Advisory Agreement for the Master Portfolio and recommending that investors approve the New Advisory Agreement, the Board, including the Independent Trustees, advised by its independent legal counsel, considered the information provided and the factors described below and reached the conclusions described herein. The Board did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors discussed below.

The Nature, Extent and Quality of Services to be Provided by BFA and Its Affiliates – The Board noted that the terms of the New Advisory Agreement will be substantially identical to the Previous Advisory Agreement and considered representations by BFA, BTC and BlackRock that there would be no diminution in the scope of services provided by BFA under the New Advisory Agreement as compared to the scope of services provided by BFA under the Previous Advisory Agreement. The Board took into account the breadth of Barclays’ and BlackRock’s combined asset management experience and the range of their asset management services. The Board also noted the depth and investment experience of the portfolio management staff and considered further representations by BFA, BTC and BlackRock that members of the previous portfolio management teams for the Master Portfolio (or BlackRock professionals with similar experience) are expected to be involved with the daily management of the Master Portfolio after the Transaction. The Board also considered BFA’s and BlackRock’s compliance programs and their compliance resources. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters, and that it is expected that these reports and discussions will continue following the consummation of the Transaction.

The Board noted the representations of BFA, BTC and BlackRock that the Transaction was not expected to have any adverse effect on the resources and strengths of BFA in managing the Master Portfolio. The Board also considered that the Master Portfolio and its investors may benefit from having direct access to BlackRock’s technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions® brand name. The Board discussed BlackRock’s current financial condition, its anticipated financial condition following the completion of the Transaction, its lines of business and its liquidity and credit resources. The Board discussed BlackRock’s current ownership structure and expected ownership structure following the completion of the Transaction. The Board was advised that BlackRock operates as an independent firm, with a Board of Directors, a majority of whom are independent, and no majority shareholder. The Board was also advised that while BlackRock’s largest shareholders, Merrill Lynch, a wholly owned subsidiary of Bank of America, and PNC are important clients and strategic partners of BlackRock, they are not involved in the firm’s day-to-day management or operations.

Based on the discussions held and the materials presented at the July, August and September 2009 Board meetings, the Board determined that the Transaction would not likely cause an adverse change in the nature, extent and quality of the services to be provided by BFA under the New Advisory Agreement compared with the services provided by BFA under the Previous Advisory Agreement and that the Board expected that the quality of such services will continue to be appropriate.

Master Portfolio’s Expenses and Performance of the Master Portfolio – The Board took into account that the fee rate for the Master Portfolio under the New Advisory Agreement is identical to the fee rate under the respective Previous Investment Advisory Agreement. Further, the Board noted that representatives of BFA and BlackRock had confirmed that there is no present intention to alter the advisory fee rate, expense waiver or expense reimbursement arrangements currently in effect for the Master Portfolio for a period of two years. BFA advised that, in connection

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT—Continued

with the Transaction, it will enter into a contractual advisory fee waiver for the Master Portfolio previously subject to such a waiver on the same terms as the previous contractual advisory fee waiver, all of which would otherwise terminate at the closing of the Transaction. In addition, the rate at which the administration fee is to be paid by the Master Portfolio will not change as a result of the Transaction, nor will there be any other change in the expense structure.

The Board considered BFA’s substantial investment advisory experience and capabilities, as well as the possibility of additional resources and support from BlackRock following the completion of the Transaction, but noted that the effect, if any, the consummation of the Transaction would have on the future performance of the Master Portfolio could not be predicted.

Costs of Services Provided to the Master Portfolio and Profits Realized by BFA and Its Affiliates – In evaluating the costs of the services to be provided by BFA under the New Advisory Agreement, the Board considered, among other things, whether advisory fee rates or other expenses would change as a result of the Transaction. The Board noted that the New Advisory Agreement is substantially identical to the Previous Advisory Agreement, including the fact that the fee rates under the agreements are identical and that representatives of BFA and BlackRock represented that there is no present intention due to the Transaction to alter the advisory fee rate, expense waiver or expense reimbursement arrangements currently in effect as described above. It was noted that it was not possible to predict how the Transaction would affect BFA’s profitability from its relationship with the Master Portfolio. BFA, BlackRock and the Board discussed how profitability is expected to be calculated and presented to the Board following the Transaction, and the Board reviewed BlackRock’s 2008 profitability methodology with respect to its registered investment companies. The Board also received a presentation from BlackRock comparing the methodologies currently used by BlackRock and BFA to calculate investment company profitability and a comparison of the Master Portfolio’s 2007 and 2008 profitability to BFA to the profitability to BlackRock in 2007 and 2008 of similarly managed investment companies.

Economies of Scale – The Board noted that the Previous Advisory Agreement and the New Advisory Agreement do not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s investors the opportunity to share in anticipated economies of scale from inception. For the Master Portfolio, the Board also noted BFA’s agreement to contractually waive a portion of its advisory fee for the Master Portfolio.

The Board noted representations from BlackRock that it will continue to make significant investments in the infrastructure supporting the Master Portfolio. The Board determined that changes to the fee structure were not currently necessary. It was noted that it was not possible to evaluate how the Transaction would create opportunities for additional economies of scale.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and Its Affiliates – In March 2009, the Board had considered the Master Portfolio’s advisory fee rate under the Previous Advisory Agreement (which is the same as the advisory fees rate under the New Advisory Agreement) in comparison to the investment advisory/management fee rates for other accounts. The Board noted that any differences between the investment advisory fee rate for the Master Portfolio and the investment advisory/management fee rates for the other accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the other accounts and determined that the investment advisory fee rates do not constitute fees that are so

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT—Concluded

disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the advisory fee rates are fair and reasonable.

Other Benefits to BFA and/or Its Affiliates – In March 2009, the Board had reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Master Portfolio by BFA and concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s investors. Any fall-out or ancillary benefits as a result of the Transaction were difficult to quantify with certainty, and the Board expected that they will continue to be evaluated going forward.

Conclusions – The Board examined the totality of the information it was provided at the July, August and September 2009 Board meetings, and information it received at other meetings held during the past year, and did not identify any single factor discussed previously as controlling. Based on this analysis, the Board determined that the New Advisory Agreement, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its investors to unanimously approve the New Advisory Agreement.

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES

Name, Address and Year of Birth	Position(s) Held with MIP	Length of Time Served as a Trustee(2)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Trustees(1)

Ronald W. Forbes 55 East 52 nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2009	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 106 Portfolios	None

Rodney D. Johnson 55 East 52 nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2009	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2004; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 106 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2009	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 106 Portfolios	None

Dr. Matina Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2009	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 106 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52 nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2009	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.	36 RICs consisting of 106 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2009	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	36 RICs consisting of 106 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES—Continued

Name, Address and Year of Birth	Position(s) Held with MIP	Length of Time Served as a Trustee(2)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Trustees(1)—Continued

Joseph P. Platt, Jr. 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 106 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52 nd Street New York, NY 10055 1945	Trustee	Since 2009	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 106 Portfolios	None

Toby Rosenblatt 55 East 52 nd Street New York, NY 10055 1938	Trustee	Since 2009	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	36 RICs consisting of 106 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 55 East 52 nd Street New York, NY 10055 1951	Chair of the Audit Committee and Trustee	Since 2009	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 106 Portfolios	None

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES—Continued

Name, Address and Year of Birth	Position(s) Held with MIP	Length of Time Served as a Trustee(2)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Non-Interested Trustees(1)—Concluded

Frederick W. Winter 55 East 52 nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2009	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	36 RICs consisting of 106 Portfolios	None

(1)	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of trustees who turn 72 prior to December 31, 2013.

(2)	Date shown is the earliest date a person has served as a trustee for MIP.

Name, Address and Year of Birth	Position(s) Held with MIP	Length of Time Served as a Trustee(2)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships

Interested Trustees(3)

Richard S. Davis 55 East 52 nd Street New York, NY 10055 1945	Trustee	Since 2009	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Directors, State Street Research Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004	173 RICs consisting of 304 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2009	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	173 RICs consisting of 304 Portfolios	None

(3)	Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of MIP based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of MIP based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES—Continued

Name, Address and Year of Birth	Position(s) Held with MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
MIP Officers(4)

Anne F. Ackerley 55 East 52 nd Street New York, NY 10055 1962	President and Chief Executive Officer	Since 2009	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to 2009; Chief Operating Officer of BlackRock’s Global Client Group since 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Jeffrey Holland, CFA 55 East 52nd Street New York, NY 10055 1971	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from 2003 to 2006.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52 nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal J. Andrews 55 East 52 nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2009	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay M. Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2009	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES—Concluded

Name, Address and Year of Birth	Position(s) Held with MIP	Length of Time Served	Principal Occupation(s) During Past Five Years
MIP Officers(4)—Continued

Brian P. Kindelan 55 East 52 nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2009	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Howard B. Surloff 55 East 52 nd Street New York, NY 10055 1965	Secretary	Since 2009	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

(4)	Officers of MIP serve at the pleasure of the Board.

Further information about MIP Officers and Trustees is available in the MIP Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor BlackRock Fund Advisors San Francisco, CA 94105	Custodian State Street Bank and Trust Company Boston, MA 02101	Transfer Agent State Street Bank and Trust Company Boston, MA 02101	Accounting Agent State Street Bank and Trust Company Boston, MA 02101	Distributor SEI Investments Distribution Co. Oaks, PA 19456

		Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP San Francisco, CA 94111	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Funds c/o The Distributor One Freedom Valley Drive Oaks, PA 19456

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Item 2.	Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer and senior financial officers (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the provisions of the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Registrant’s board of trustees has determined that John D. Oliverio, a member of its audit committee, qualifies as an “audit committee financial expert,” as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Mr. Oliverio is considered independent for purposes of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this item does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

$17,845 and $17,309 are the aggregate fees billed for the 2008 and 2009 fiscal years respectively for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “investment adviser”) that are reasonably related to the performance of the audit of the registrant’s financial statements, are not reported under paragraph (a) of this Item 4 and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(c) Tax Fees

$5,007 and $4,857 are the aggregate fees billed for the 2008 and 2009 fiscal years respectively for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning. These fees were for review of the registrant’s tax returns.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning and were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of this Item 4.

$0 and $0 are the aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement is waived for non-audit services if: (i) the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser, where the nature of the services relates directly to the operations and financial reporting of the registrant; provided that the pre-approval requirement is waived for non-audit services if (i) the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the registrant, Hewitt and any entity controlling, controlled by, or under common control with Hewitt that provides ongoing services to the registrant to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved; (ii) the services were not recognized by management at the time of the engagement as non-audit services; and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them (which may be by delegation) prior to the completion of the audit.

(2) 0% services described in paragraphs (b)-(d) of this Item 4 were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. .

(f) No disclosures are required by this Item 4(f).

(g) $5,007 and $4,857 are the aggregate non-audit fees billed for the 2008 and 2009 fiscal years respectively for services rendered by the principal accountant to the registrant. $2,207,506 and $1,802,247 are the aggregate non-audit fees billed for the 2008 and 2009 fiscal years respectively for services rendered by the principal accountant to Hewitt Associates, Inc., the registrant’s administrator.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to Hewitt Associates, Inc., the registrant’s administrator, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Code of Ethics for Principal Executive And Senior Financial Officers (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ ANDREA W. ARMSTRONG
Andrea W. Armstrong
President

Date February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ ANDREA W. ARMSTRONG
Andrea W. Armstrong
President

Date February 24, 2010

By:	/s/ DOUGLAS S. KEITH
Douglas S. Keith
Treasurer and Chief Financial Officer

Date February 24, 2010